SUPPLEMENT DATED JULY 29, 2009 TO THE
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2009

This Supplement replaces the Supplement dated June 11, 2009.

1.	The information regarding Clark D. Wagner in the second paragraph on page 55 under the section heading “Fund Management” is deleted in its entirety and replaced with the following:

Clark D. Wagner, Director of Fixed Income, has served as the Portfolio Manager of the Government Fund since 1995, Target Maturity Fund 2010 since 1996, Target Maturity Fund 2015 since 1999 and serves as Co-Portfolio Manager of the Investment Grade Fund. Mr. Wagner has served as the Portfolio Manager or Co-Portfolio Manager of the Investment Grade Fund since 2007. He also serves as a Portfolio Manager or Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

2.	The information regarding Steve Chan in the fourth paragraph on page 55 under the “Fund Management” section is deleted in its entirety and replaced with the following:

Rajeev Sharma serves as the Co-Portfolio Manager of the Investment Grade Fund and also serves as a Co-Portfolio Manager of another First Investors Fund. Mr. Sharma joined FIMCO in July 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).

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SUPPLEMENT DATED JULY 29, 2009 TO THE

FIRST INVESTORS LIFE SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2009

1.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2008” on page I-11 is supplemented with the following:

A.     Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 20081

Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Rajeev Sharma: Investment Grade	Other Registered Investment Companies	1	$324.3	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 Information for Rajeev Sharma is as of July 27, 2009.

2.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2008” on page I-17 is supplemented with the following:

D.     Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 20082

FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Rajeev Sharma	Investment Grade	None

2 Information for Rajeev Sharma is as of July 27, 2009.

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